Consolidated statements of shareholders' equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends, per share (in dollars per share)	$ 2.7	$ 2.4	$ 2